UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5450

GLOBAL GOVERNMENTS VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2011

Global Governments Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

Global Governments Variable Account

The Portfolio of Investments is a complete list of all securities owned by your variable account. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS - 87.2%
Foreign Bonds - 62.4%
Australia - 0.9%
Commonwealth of Australia, 5.75%, 2021	AUD	53,000	$57,409

Austria - 0.7%
Republic of Austria, 4.65%, 2018	EUR	28,000	$42,802

Belgium - 1.1%
Kingdom of Belgium, 5.5%, 2017	EUR	46,000	$69,139

Canada - 1.7%
Bayview Commercial Asset Trust, FRN, 1.699%, 2023 (z)	CAD	30,000	$25,720
Government of Canada, 4.25%, 2018	CAD	3,000	3,322
Government of Canada, 3.25%, 2021	CAD	22,000	22,999
Government of Canada, 5.75%, 2033	CAD	36,000	50,864

			$102,905

Denmark - 0.6%
Kingdom of Denmark, 3%, 2021	DKK	177,000	$34,525

Finland - 0.7%
Republic of Finland, 3.875%, 2017	EUR	29,000	$43,274

France - 3.1%
Republic of France, 6%, 2025	EUR	27,000	$48,425
Republic of France, 4.75%, 2035	EUR	84,000	137,320

			$185,745

Germany - 9.1%
Federal Republic of Germany, 3.75%, 2013	EUR	201,000	$284,400
Federal Republic of Germany, 3.75%, 2015	EUR	59,000	86,570
Federal Republic of Germany, 4.25%, 2018	EUR	36,000	56,923
Federal Republic of Germany, 3.25%, 2021	EUR	26,000	39,064
Federal Republic of Germany, 6.25%, 2030	EUR	40,000	82,106

			$549,063

Italy - 6.2%
Republic of Italy, 4.75%, 2013	EUR	68,000	$91,748
Republic of Italy, 5.25%, 2017	EUR	176,000	236,831
Republic of Italy, 3.75%, 2021	EUR	41,000	48,294

			$376,873

Japan - 23.6%
Government of Japan, 1.7%, 2017 JPY		33,800,000	$468,087
Government of Japan, 1.1%, 2020 JPY		15,600,000	206,541
Government of Japan, 2.1%, 2024 JPY		21,350,000	302,669
Government of Japan, 2.2%, 2027 JPY		20,900,000	295,784

Issuer	Shares/Par		Value ($)
BONDS - continued
Foreign Bonds - continued
Japan - continued
Government of Japan, 2.4%, 2037 JPY 10,800,000			$154,983

			$1,428,064

Netherlands - 6.0%
Kingdom of the Netherlands, 3.75%, 2014	EUR	209,000	$301,372
Kingdom of the Netherlands, 5.5%, 2028	EUR	33,000	60,414

			$361,786

Norway - 1.0%
Eksportfinans A.S.A., 1.875%, 2013		$35,000	$35,577
Government of Norway, 3.75%, 2021	NOK	128,000	24,319

			$59,896

Spain - 1.8%
Kingdom of Spain, 4.6%, 2019	EUR	83,000	$110,176

Sweden - 1.0%
Kingdom of Sweden, 5%, 2020	SEK	320,000	$59,520

United Kingdom - 4.9%
United Kingdom Treasury, 8%, 2021	GBP	37,100	$86,793
United Kingdom Treasury, 4.25%, 2027	GBP	58,000	104,027
United Kingdom Treasury, 4.25%, 2036	GBP	61,000	107,746

			$298,566

Total Foreign Bonds			$3,779,743

U.S. Bonds - 24.8%
Asset-Backed & Securitized - 1.0%
Commercial Mortgage Asset Trust, FRN, 0.98%, 2032 (i)(z)		$767,797	$7,018
Commercial Mortgage Pass- Through Certificates, FRN, 0.419%, 2017 (n)		59,000	56,544
First Union National Bank Commercial Mortgage Trust, FRN, 1.746%, 2043 (i)(z)		57,718	2

			$63,564

Mortgage-Backed - 3.9%
Fannie Mae, 4.768%, 2012		$34,955	$35,588
Fannie Mae, 5.37%, 2013		23,076	23,818
Fannie Mae, 4.78%, 2015		22,588	24,674
Fannie Mae, 5.5%, 2015		8,834	9,581
Fannie Mae, 5.09%, 2016		25,000	27,774
Fannie Mae, 5.424%, 2016		22,683	25,249
Fannie Mae, 5.16%, 2018		23,639	26,290
Fannie Mae, 5.1%, 2019		10,679	12,068
Fannie Mae, 5.18%, 2019		10,685	12,113

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

Global Governments Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 6.16%, 2019	8,685	$9,957
Freddie Mac, 3.882%, 2017	10,000	10,805
Freddie Mac, 5.085%, 2019	10,000	11,380
Freddie Mac, 5%, 2028	5,962	6,016

		$235,313

U.S. Government Agencies and Equivalents - 2.7%
Aid-Egypt, 4.45%, 2015	$49,000	$55,400
Small Business Administration, 4.57%, 2025	27,970	30,320
Small Business Administration, 5.21%, 2026	70,164	77,441

		$163,161

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Bonds - continued
U.S. Treasury Obligations - 17.2%
U.S. Treasury Bonds, 6.875%, 2025	$42,000	$64,352
U.S. Treasury Bonds, 5.25%, 2029	13,000	17,755
U.S. Treasury Bonds, 4.5%, 2039	167,100	218,718
U.S. Treasury Notes, 4.125%, 2015	165,000	185,870
U.S. Treasury Notes, 4.75%, 2017	275,000	331,117
U.S. Treasury Notes, 3.5%, 2020	198,000	226,756

		$1,044,568

Total U.S. Bonds		$1,506,606

Total Bonds		$5,286,349

MONEY MARKET FUNDS (v) - 13.0%
MFS Institutional Money Market Portfolio, 0.07%, at Net Asset Value	786,077	$786,077

Total Investments		$6,072,426

OTHER ASSETS, LESS LIABILITIES - (0.2)%		(12,601)

NET ASSETS - 100.0%		$6,059,825

(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,544 representing 0.9% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.699%, 2023	5/25/06	$30,044	$25,720
Commercial Mortgage Asset Trust, FRN, 0.98%, 2032	8/25/03	14,508	7,018
First Union National Bank Commercial Mortgage Trust, FRN, 1.746%, 2043	12/11/03	46	2

Total Restricted Securities			$32,740
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

Global Governments Variable Account

IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2011 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,207,729	$—	$1,207,729
Non-U.S. Sovereign Debt	—	3,754,023	—	3,754,023
Residential Mortgage-Backed Securities	—	235,313	—	235,313
Commercial Mortgage-Backed Securities	—	89,284	—	89,284
Mutual Funds	786,077	—	—	786,077

Total Investments	$786,077	$5,286,349	$—	$6,072,426

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$27,391	$—	$27,391

For further information regarding security characteristics, see the Portfolio of Investments.

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Derivative Contracts at 9/30/11

Forward Foreign Currency Exchange Contracts at 9/30/11

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	18,340	10/12/11	$19,231	$17,732	$1,499
SELL	AUD	Morgan Stanley Capital Services, Inc.	1,000	10/12/11	1,019	967	52
SELL	AUD	Royal Bank of Scotland Group PLC	1,000	10/12/11	1,025	967	58
SELL	AUD	UBS AG	3,000	10/12/11	2,907	2,901	6
SELL	CAD	Barclays Bank PLC	22,824	10/12/11	23,737	21,776	1,961
SELL	CAD	Brown Brothers Harriman	8,000	10/12/11	7,936	7,633	303
SELL	CAD	Deutsche Bank AG	1,987	10/12/11	2,000	1,896	104
SELL	CAD	Goldman Sachs International	20,000	10/12/11	20,799	19,082	1,717
SELL	CAD	UBS AG	53,136	10/12/11	55,223	50,696	4,527
BUY	CNY	Barclays Bank PLC	114,000	11/16/11 - 1/18/12	17,760	17,863	103
BUY	CNY	Deutsche Bank AG	393,000	11/16/11	61,182	61,571	389
BUY	CNY	HSBC Bank	102,000	11/16/11	15,821	15,980	159
SELL	DKK	Barclays Bank PLC	3,000	10/12/11	574	540	34
SELL	DKK	Deutsche Bank AG	6,000	10/12/11	1,102	1,080	22
SELL	DKK	Royal Bank of Scotland Group PLC	223,138	10/12/11	42,047	40,171	1,876
SELL	EUR	Barclays Bank PLC	171,233	10/12/11	236,959	229,396	7,563
SELL	EUR	Citibank N.A.	93,310	10/12/11	132,373	125,005	7,368
SELL	EUR	Credit Suisse Group	70,069	10/12/11	99,024	93,869	5,155
SELL	EUR	Deutsche Bank AG	10,000	10/12/11	14,244	13,397	847
SELL	EUR	Goldman Sachs International	12,000	10/12/11	16,886	16,076	810
SELL	EUR	UBS AG	305,782	10/12/11 - 12/15/11	420,837	409,572	11,265
BUY	GBP	Goldman Sachs International	4,000	10/12/11	6,233	6,237	4
SELL	GBP	Barclays Bank PLC	1,000	10/12/11	1,640	1,559	81
SELL	GBP	Brown Brothers Harriman	1,000	10/12/11	1,627	1,559	68
SELL	GBP	Citibank N.A.	1,000	10/12/11	1,612	1,559	53
SELL	GBP	Deutsche Bank AG	1,000	10/12/11	1,629	1,559	70
SELL	GBP	Merrill Lynch International Bank	1,000	10/12/11	1,596	1,559	37
SELL	GBP	UBS AG	7,000	10/12/11	11,080	10,915	165
SELL	IDR	HSBC Bank	132,117,000	10/21/11	15,361	15,007	354
BUY	JPY	Brown Brothers Harriman	350,000	10/12/11	4,512	4,538	26
BUY	JPY	Goldman Sachs International	455,000	10/12/11	5,768	5,900	132
BUY	JPY	JPMorgan Chase Bank N.A.	35,835,530	10/12/11	441,353	464,662	23,309
BUY	JPY	UBS AG	118,000	10/12/11	1,519	1,530	11
SELL	JPY	Barclays Bank PLC	2,130,000	10/12/11	27,747	27,619	128
SELL	JPY	Citibank N.A.	23,000	10/12/11	300	298	2
SELL	JPY	Credit Suisse Group	342,000	10/12/11	4,477	4,435	42
SELL	JPY	Deutsche Bank AG	983,000	10/12/11	12,778	12,746	32
SELL	JPY	UBS AG	4,784,451	10/12/11	62,383	62,038	345
SELL	MXN	JPMorgan Chase Bank N.A.	3,000	10/12/11	257	216	41
SELL	NOK	Credit Suisse Group	134,894	10/12/11	24,344	22,971	1,373
SELL	NOK	Deutsche Bank AG	172,000	10/12/11	31,074	29,290	1,784
SELL	NOK	Goldman Sachs International	6,000	10/12/11	1,102	1,022	80
SELL	SEK	Barclays Bank PLC	206,520	10/12/11	31,320	30,086	1,234
SELL	SEK	Deutsche Bank AG	20,157	10/12/11	3,162	2,937	225
SELL	SGD	Barclays Bank PLC	19,500	10/12/11	16,197	14,910	1,287
SELL	SGD	JPMorgan Chase Bank N.A.	19,500	10/12/11	16,199	14,910	1,289

							$77,990

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Barclays Bank PLC	2,000	10/12/11	$2,076	$1,934	$(142)
BUY	AUD	Credit Suisse Group	2,000	10/12/11	2,099	1,934	(165)
BUY	AUD	Westpac Banking Corp	9,158	10/12/11	9,742	8,855	(887)
BUY	CAD	Barclays Bank PLC	2,000	10/12/11	2,076	1,908	(168)
BUY	CAD	Brown Brothers Harriman	4,000	10/12/11	4,084	3,816	(268)
BUY	CAD	Citibank N.A.	21,726	10/12/11	21,941	20,729	(1,212)
BUY	CAD	Credit Suisse Group	59,000	10/12/11	60,292	56,291	(4,001)
BUY	CAD	UBS AG	20,515	10/12/11	20,734	19,573	(1,161)
BUY	CNY	JPMorgan Chase Bank N.A.	395,000	5/16/12	62,798	62,138	(660)
SELL	CNY	Barclays Bank PLC	114,000	11/16/11 - 1/18/12	17,853	17,863	(10)
SELL	CNY	Deutsche Bank AG	393,000	11/16/11	61,524	61,571	(47)
SELL	CNY	HSBC Bank	102,000	11/16/11	15,976	15,980	(4)
SELL	CNY	JPMorgan Chase Bank N.A.	395,000	5/16/12	62,066	62,138	(72)

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/11 - continued

(2) Derivative Contracts at 9/30/11 - continued

Forward Foreign Currency Exchange Contracts at 9/30/11 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	Citibank N.A.	166,633	10/12/11	233,410	223,234	(10,176)
BUY	EUR	Credit Suisse Group	187,072	10/12/11	264,482	250,615	(13,867)
BUY	EUR	Deutsche Bank AG	15,000	10/12/11	21,415	20,095	(1,320)
BUY	EUR	Goldman Sachs International	22,000	10/12/11	31,444	29,473	(1,971)
BUY	EUR	JPMorgan Chase Bank N.A.	9,000	10/12/11	12,343	12,057	(286)
BUY	EUR	Merrill Lynch International Bank	15,976	10/12/11	21,941	21,403	(538)
BUY	EUR	UBS AG	12,000	10/12/11	16,432	16,076	(356)
BUY	GBP	Barclays Bank PLC	32,522	10/12/11	52,114	50,711	(1,403)
BUY	GBP	Credit Suisse Group	1,000	10/12/11	1,602	1,559	(43)
BUY	GBP	Deutsche Bank AG	27,522	10/12/11	43,918	42,914	(1,004)
BUY	GBP	JPMorgan Chase Bank N.A.	1,000	10/12/11	1,627	1,559	(68)
SELL	GBP	Barclays Bank PLC	6,000	10/12/11	9,305	9,356	(51)
BUY	HUF	Deutsche Bank AG	5,000	10/12/11	27	23	(4)
BUY	IDR	Credit Suisse Group	132,291,000	10/21/11	15,494	15,027	(467)
BUY	JPY	Barclays Bank PLC	1,162,930	10/12/11	15,162	15,079	(83)
BUY	JPY	Brown Brothers Harriman	705,000	10/12/11	9,236	9,141	(95)
BUY	JPY	Citibank N.A.	3,760,000	10/12/11	48,918	48,754	(164)
BUY	JPY	Credit Suisse Group	1,240,000	10/12/11	16,146	16,079	(67)
BUY	JPY	Goldman Sachs International	189,000	10/12/11	2,463	2,451	(12)
BUY	JPY	HSBC Bank	6,554,072	10/12/11	85,451	84,984	(467)
BUY	JPY	Morgan Stanley Capital Services, Inc.	957,000	10/12/11	12,510	12,409	(101)
SELL	JPY	Brown Brothers Harriman	1,409,000	10/12/11	18,173	18,270	(97)
SELL	JPY	Citibank N.A.	712,000	10/12/11	9,005	9,232	(227)
SELL	JPY	Credit Suisse Group	1,595,000	10/12/11	20,619	20,682	(63)
BUY	NOK	Deutsche Bank AG	167,000	10/12/11	30,785	28,438	(2,347)
BUY	SEK	Morgan Stanley Capital Services, Inc.	3,000	10/12/11	467	437	(30)
SELL	SEK	Goldman Sachs International	18,000	10/12/11	2,606	2,622	(16)
BUY	SGD	Barclays Bank PLC	40,000	10/12/11	32,711	30,583	(2,128)

							$(50,599)

At September 30, 2011, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Affiliated Variable accounts-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	246,397	2,892,613	(2,352,933)	786,077

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$429	$786,077

Global Governments Variable Account

Supplemental Information (Unaudited) 9/30/11 - continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2011, are as follows:

United States	37.2%
Japan	23.6%
Germany	9.2%
Italy	6.3%
Netherlands	6.0%
United Kingdom	5.0%
France	3.1%
Spain	1.8%
Canada	1.7%
Other Countries	6.1%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GLOBAL GOVERNMENTS VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.